Restructuring - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring, associated, and other costs		$ 142	$ 25	$ 29
Restructuring charges	$ 2
Restructuring accrual	22	36
Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent
Restructuring Cost and Reserve [Line Items]
Restructuring accrual	$ 22	36
Termination Of Third Party Manufacturing Agreement
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 118
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of products sold, Other Operating Income (Expense), Net
Termination Of Third Party Manufacturing Agreement | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesCurrent
Restructuring Cost and Reserve [Line Items]
Restructuring accrual		$ 24
Termination Of Third Party Manufacturing Agreement | Balance Sheet Location [Axis]: us-gaap:OtherLiabilitiesNoncurrent
Restructuring Cost and Reserve [Line Items]
Restructuring accrual		10
Termination Of Third Party Manufacturing Agreement | Asset Write Off
Restructuring Cost and Reserve [Line Items]
Restructuring charges		84
Termination Of Third Party Manufacturing Agreement | Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 34